Segment Financial Information - Supplemental Geographic Information (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Percentage of service income from domestic sales	80.00%	63.00%	92.00%